Statement of cash flows	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Statement of cash flows
44.	Statement of cash flows

(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Cash and due from banks at amortized cost	~~W~~	33,420,549	28,471,127	29,551,335
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(2,488,156)	(1,490,600)	(1,886,179)
Restricted due from banks		(4,072,993)	(2,877,084)	(3,663,731)

		(6,561,149)	(4,367,684)	(5,549,910)

	~~W~~	26,859,400	24,103,443	24,001,425

(b)	Significant non-cash activities for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Investment conversion	~~W~~	58,528	32,239	—
Transfers from construction-in-progress to property and equipment		56,575	18,748	33,983
Transfers between property and equipment and investment property		4,064	73,773	9,554
Transfers between assets held for sale and property and equipment		31,633	1,022	101,757
Transfers between investment property and assets held for sale		910	2,238	83,664
Accounts payable for purchase of intangible assets, etc.		137,476	137,058	117,743
Transaction for right-of-use assets		281,785	289,995	293,590
Exchange of shares related to acquisition of subsidiaries		629,449	—	—
Exchange of shares related to disposal of treasury stocks		287,669	—	—

(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Total
Beginning balance	~~W~~	(88,784)	41,594,064	75,134,394	594,161	117,233,835
Changes from cash flows		12,667	849,212	4,417,830	(275,273)	5,004,436
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(71,390)	9,257	10,873	(51,260)
Changes in foreign currency		—	193,892	779,919	16,235	990,046
Other		(5,290)	601,287	(192,037)	266,694	670,654

Ending balance	~~W~~	(81,407)	43,167,065	80,149,363	612,690	123,847,711

	2022
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	(81,407)	43,167,065	80,149,363	612,690	—	123,847,711
Changes from cash flows		71,629	6,145,271	(2,255,974)	(259,913)	49,993	3,751,006
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(94,209)	45,713	13,379	—	(35,117)
Changes in foreign currency		—	294,867	58,406	19,032	—	372,305
Other		541,712	(233,819)	(708,725)	237,049	(2,666)	(166,449)
Business combination (Note 47)		—	—	—	1,102	—	1,102

Ending balance	~~W~~	531,934	49,279,175	77,288,783	623,339	47,327	127,770,558